FAIR VALUE MEASUREMENTS (Schedule of fair value hierarchy of financial assets and liabilities measured at fair value on recurring basis) (Details) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	$ 1,034,162	$ 852,582
Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	189,437	20,656
Marketable Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	843,856	826,804
Foreign Currency Derivatives Presented As Contracts Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	3,546	7,083
Foreign Currency Derivatives Presented As Contracts Liabilities [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial Liabilities Fair Value Disclosure	(2,677)	(1,961)
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	502,371	20,656
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	189,437	20,656
Fair Value, Inputs, Level 1 [Member] | Marketable Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	312,934	0
Fair Value, Inputs, Level 1 [Member] | Foreign Currency Derivatives Presented As Contracts Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Currency Derivatives Presented As Contracts Liabilities [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial Liabilities Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	531,791	831,926
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Marketable Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	530,922	826,804
Fair Value, Inputs, Level 2 [Member] | Foreign Currency Derivatives Presented As Contracts Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	3,546	7,083
Fair Value, Inputs, Level 2 [Member] | Foreign Currency Derivatives Presented As Contracts Liabilities [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial Liabilities Fair Value Disclosure	(2,677)	(1,961)
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Marketable Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Currency Derivatives Presented As Contracts Assets [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Currency Derivatives Presented As Contracts Liabilities [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial Liabilities Fair Value Disclosure	$ 0	$ 0